Note 15 - Retirement and Pension Plans (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Allocation of Plan Assets [Table Text Block]
	December 31
	2012	2011

Cash	25%	24%
Debt securities	20%	19%
Equity securities	36%	10%

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	Years Ended December 31
	2012	2011

Projected benefit obligation, beginning of the year	$1,074	$1,047
Service cost	5	6
Interest cost	20	23
Benefits paid	-	-
Actuarial loss (gain)	121	(2)

Projected benefit obligation, end of the year	$1,220	$1,074

Fair value of plan assets, beginning of the year	$446	$368
Employer contributions	42	87
Actual return on plan assets	24	(9)

Fair value of plan assets, end of the year	$512	$446

Schedule of Net Benefit Costs [Table Text Block]
	Years Ended December 31
	2012	2011

Service cost	$5	$6
Interest cost	20	23
Expected return on plan assets	(10)	(7)
Amortization of net pension loss	17	14

Net periodic benefit cost	$32	$36

Schedule of Net Funded Status [Table Text Block]
	December 31
	2012	2011

Accumulated benefit obligation	$(900)	$(787)

Project benefit obligation	(1,220)	(1,074)
Plan assets at fair value	512	446

Funded status of the plan	$(708)	$(628)

Schedule of Assumptions Used [Table Text Block]
	December 31
	2012	2011

Discount rate	1.5%	1.8%
Rate of compensation increases	2.0%	2.0%

Assumptions to Determine the Net Periodic Benefit Cost [Table Text Block]
	Years Ended December 31
	2012	2011

Discount rate	1.5%	1.8%
Rate of compensation increases	2.0%	2.0%
Expected long-term rate of return on plan assets	1.8%	2.0%

Schedule of Expected Benefit Payments [Table Text Block]
Year

2013	$3
2014	9
2015	5
2016	5
2017and thereafter	686

Total estimated future benefit payments	$708